Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Australia: 7.8%
33,207		Ampol Ltd.	$754,393	0.0
164,418		APA Group - Stapled Security	1,306,771	0.1
83,797		Aristocrat Leisure Ltd.	2,274,424	0.1
26,918		ASX Ltd.	1,637,429	0.1
256,501		Aurizon Holdings Ltd.	705,032	0.0
391,973		Australia & New Zealand Banking Group Ltd.	8,031,936	0.4
874,585	(1),(2)	BGP Holdings PLC	–	–
419,186		BHP Group Ltd. Australian	16,158,595	0.7
284,702		BHP Group Ltd. British	11,040,411	0.5
68,733		BlueScope Steel Ltd.	1,068,807	0.1
199,463		Brambles Ltd.	1,471,968	0.1
9,163		Cochlear Ltd.	1,529,867	0.1
185,476		Coles Group Ltd.	2,478,975	0.1
237,264		Commonwealth Bank of Australia	18,685,137	0.8
75,717		Computershare Ltd.	1,391,612	0.1
51,899	(2)	Crown Resorts Ltd.	494,220	0.0
66,567		CSL Ltd.	13,289,628	0.6
149,880		Dexus	1,223,423	0.1
8,441		Domino's Pizza Enterprises Ltd.	549,458	0.0
186,906		Endeavour Group Ltd./Australia	1,016,731	0.0
255,390		Evolution Mining Ltd.	842,919	0.0
235,462		Fortescue Metals Group Ltd.	3,619,492	0.2
233,789		Goodman Group	3,973,606	0.2
266,935		GPT Group	1,029,653	0.0
29,090	(3)	IDP Education Ltd.	680,826	0.0
343,511		Insurance Australia Group Ltd.	1,124,240	0.1
95,954		Lendlease Corp., Ltd. - Stapled Security	799,867	0.0
47,122		Macquarie Group Ltd.	7,126,468	0.3
383,769		Medibank Pvt Ltd.	881,721	0.0
23,633		Mineral Resources Ltd.	931,621	0.0
549,409		Mirvac Group	1,018,748	0.0
454,998		National Australia Bank Ltd.	10,954,040	0.5
123,796		Newcrest Mining Ltd.	2,501,599	0.1
154,126		Northern Star Resources Ltd.	1,243,444	0.1
56,787		Orica Ltd.	675,650	0.0
245,424		Origin Energy Ltd.	1,142,383	0.1
128,782	(2),(3)	Qantas Airways Ltd.	497,952	0.0
205,564		QBE Insurance Group Ltd.	1,762,779	0.1
25,516		Ramsay Health Care Ltd.	1,235,756	0.1
7,364		REA Group Ltd.	738,238	0.0
40,508		Reece Ltd.	570,335	0.0
51,616		Rio Tinto Ltd.	4,614,486	0.2
447,386		Santos Ltd.	2,593,861	0.1
721,694		Scentre Group	1,640,888	0.1
46,806		Seek Ltd.	1,030,790	0.0
63,310		Sonic Healthcare Ltd.	1,671,529	0.1
648,457		South32 Ltd. - AUD	2,464,971	0.1
332,651		Stockland	1,054,174	0.0
175,558		Suncorp Group Ltd.	1,455,325	0.1
309,582		TABCORP Holdings Ltd.	1,233,410	0.1
576,180		Telstra Corp., Ltd.	1,702,303	0.1
427,112		Transurban Group - Stapled Security	4,315,528	0.2
100,589		Treasury Wine Estates Ltd.	868,893	0.0
539,204		Vicinity Centres	748,230	0.0
30,172		Washington H Soul Pattinson & Co. Ltd.	643,549	0.0
157,654		Wesfarmers Ltd.	5,915,912	0.3
510,098		Westpac Banking Corp.	9,215,740	0.4
20,376	(3)	WiseTech Global Ltd.	766,929	0.0
134,274		Woodside Petroleum Ltd.	3,226,802	0.1
168,519		Woolworths Group Ltd.	4,678,909	0.2
			178,302,383	7.8

		Austria: 0.2%
47,809		Erste Group Bank AG	1,743,436	0.1
20,522		OMV AG	980,598	0.0
20,627	(3)	Raiffeisen International Bank Holding AG	292,844	0.0
9,489	(3)	Verbund - Oesterreichische Elektrizitaetswirtschafts AG	1,002,084	0.1
16,172		Voestalpine AG	481,220	0.0
			4,500,182	0.2

		Belgium: 0.8%
23,958		Ageas SA/NV	1,211,162	0.1
120,768	(3)	Anheuser-Busch InBev SA/NV	7,220,529	0.3
4,305	(3)	Elia Group SA/NV	656,822	0.0
7,361	(3)	Etablissements Franz Colruyt NV	304,706	0.0
15,218		Groupe Bruxelles Lambert S.A.	1,574,711	0.1
34,763		KBC Group NV	2,494,232	0.1
21,197	(3)	Proximus SADP	394,720	0.0
2,148	(3)	Sofina SA	780,521	0.0
10,328		Solvay S.A.	1,017,888	0.0
17,579		UCB S.A.	2,102,407	0.1
27,469	(3)	Umicore SA	1,187,419	0.1
			18,945,117	0.8

		China: 0.1%
514,417		BOC Hong Kong Holdings Ltd.	1,935,641	0.1
239,900	(4)	Budweiser Brewing Co. APAC Ltd.	633,491	0.0
6,881	(2),(3)	Futu Holdings Ltd. ADR	224,045	0.0
			2,793,177	0.1

		Denmark: 2.6%
22,642	(3)	Ambu A/S	333,316	0.0
437		AP Moller - Maersk A/S - Class A	1,290,197	0.1
805		AP Moller - Maersk A/S - Class B	2,418,996	0.1
13,960		Carlsberg A/S	1,713,751	0.1
14,699		Chr Hansen Holding A/S	1,079,303	0.1
16,518		Coloplast A/S	2,501,461	0.1
95,906		Danske Bank A/S	1,595,405	0.1
15,058	(2),(3)	Demant A/S	681,449	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Denmark: (continued)
28,365		DSV A/S	$5,436,311	0.2
9,136	(2)	Genmab A/S	3,299,495	0.1
17,329		GN Store Nord A/S	849,405	0.0
234,142		Novo Nordisk A/S	25,970,128	1.1
28,564	(3)	Novozymes A/S	1,958,468	0.1
26,303	(4)	Orsted A/S	3,292,386	0.1
13,935		Pandora A/S	1,327,509	0.1
1,167		Rockwool International AS	385,238	0.0
50,174		Tryg A/S	1,219,965	0.1
140,416	(3)	Vestas Wind Systems A/S	4,119,078	0.2
			59,471,861	2.6

		Finland: 1.1%
19,820		Elisa OYJ	1,195,286	0.1
61,892		Fortum OYJ	1,131,210	0.1
38,061		Kesko OYJ	1,050,874	0.0
47,260		Kone Oyj	2,473,134	0.1
58,825		Neste Oyj	2,682,033	0.1
749,685	(2)	Nokia OYJ - Finland	4,128,554	0.2
445,760		Nordea Bank Abp	4,587,758	0.2
14,789		Orion Oyj	671,673	0.0
69,347	(3)	Sampo OYJ	3,388,605	0.1
80,890		Stora Enso OYJ	1,586,863	0.1
74,213	(3)	UPM-Kymmene OYJ	2,423,440	0.1
65,965	(3)	Wartsila OYJ	602,321	0.0
			25,921,751	1.1

		France: 10.2%
23,717	(2),(3)	Accor S.A.	764,149	0.0
4,137	(2),(3)	Aeroports de Paris	618,643	0.0
65,887		Air Liquide SA	11,526,592	0.5
44,217	(3)	Alstom SA	1,034,634	0.1
8,490	(4)	Amundi SA	580,556	0.0
8,555		Arkema SA	1,022,671	0.1
270,694		AXA S.A.	7,924,428	0.4
5,773		BioMerieux	616,160	0.0
156,400		BNP Paribas	8,937,474	0.4
123,218		Bollore SE	645,227	0.0
31,867		Bouygues SA	1,112,294	0.1
40,974		Bureau Veritas SA	1,168,211	0.1
22,295		Capgemini SE	4,947,357	0.2
86,307		Carrefour S.A.	1,878,229	0.1
70,347		Cie de Saint-Gobain	4,185,696	0.2
23,582		Cie Generale des Etablissements Michelin SCA	3,195,746	0.1
23,920	(3)	CNP Assurances	575,864	0.0
7,249	(3)	Covivio	576,908	0.0
171,971		Credit Agricole SA	2,054,817	0.1
90,838		Danone	5,018,190	0.2
3,490		Dassault Aviation SA	551,133	0.0
92,438		Dassault Systemes SE	4,541,378	0.2
34,704		Edenred	1,715,943	0.1
11,608		Eiffage SA	1,191,361	0.1
66,006	(3)	Electricite de France SA	619,549	0.0
253,960		Engie SA	3,338,830	0.2
39,966		EssilorLuxottica SA	7,309,446	0.3
5,520		Eurazeo SE	464,088	0.0
13,899	(3)	Faurecia SE	361,498	0.0
2,976		Faurecia SE	76,876	0.0
6,398		Gecina S.A.	806,333	0.0
61,314		Getlink SE	1,104,250	0.1
4,404		Hermes International	6,233,222	0.3
5,256		Ipsen SA	657,922	0.0
10,430	(3)	Kering SA	6,584,780	0.3
28,323	(3)	Klepierre SA	754,079	0.0
13,308	(4)	La Francaise des Jeux SAEM	527,966	0.0
37,187		Legrand S.A.	3,535,629	0.2
34,894		L'Oreal S.A.	13,938,321	0.6
38,626		LVMH Moet Hennessy Louis Vuitton SE	27,571,357	1.2
277,400		Orange SA	3,284,794	0.1
6,988	(3)	Orpea SA	303,237	0.0
29,130		Pernod Ricard SA	6,400,220	0.3
31,701		Publicis Groupe	1,924,060	0.1
3,168		Remy Cointreau SA	653,331	0.0
26,786	(2)	Renault S.A.	700,192	0.0
47,524		Safran S.A.	5,595,292	0.3
158,117		Sanofi	16,165,913	0.7
3,845		Sartorius Stedim Biotech	1,574,208	0.1
75,165		Schneider Electric SE	12,619,546	0.6
3,856		SEB SA	537,764	0.0
112,724		Societe Generale	3,021,849	0.1
12,329		Sodexo SA	1,003,289	0.0
8,167		Teleperformance	3,110,813	0.1
14,834		Thales S.A.	1,857,755	0.1
348,780		TotalEnergies SE	17,648,207	0.8
12,915	(2)	UbiSoft Entertainment	567,525	0.0
17,382	(2),(3)	Unibail-Rodamco-Westfield	1,302,045	0.1
31,999		Valeo	591,055	0.0
91,141		Veolia Environnement	2,922,314	0.1
74,879		Vinci SA	7,650,628	0.3
108,107		Vivendi SE	1,412,374	0.1
3,626		Wendel SE	369,252	0.0
33,148	(2),(4)	Worldline SA/France	1,438,637	0.1
			232,922,107	10.2

		Germany: 7.5%
26,473		Adidas AG	6,168,931	0.3
56,794		Allianz SE	13,562,943	0.6
139,220		Aroundtown SA	795,559	0.0
127,709		BASF SE	7,287,188	0.3
136,601		Bayer AG	9,343,434	0.4
46,037		Bayerische Motoren Werke AG	3,978,428	0.2
11,413		Bechtle AG	642,558	0.0
14,046		Beiersdorf AG	1,475,596	0.1
21,482		Brenntag SE	1,732,135	0.1
5,609		Carl Zeiss Meditec AG	903,486	0.0
139,612	(2)	Commerzbank AG	1,060,905	0.0
15,329	(2),(3)	Continental AG	1,098,884	0.0
26,922	(4)	Covestro AG	1,355,675	0.1
57,213	(2)	Daimler Truck Holding AG	1,586,811	0.1
22,575	(2),(4)	Delivery Hero SE	983,910	0.0
287,373	(2)	Deutsche Bank AG	3,619,250	0.2
26,418		Deutsche Boerse AG	4,755,552	0.2
83,295	(2),(3)	Deutsche Lufthansa AG	671,735	0.0
137,827		Deutsche Post AG	6,581,534	0.3
450,671		Deutsche Telekom AG	8,393,400	0.4
312,172		E.ON AG	3,626,881	0.2
29,222		Evonik Industries AG	810,694	0.0
28,517		Fresenius Medical Care AG & Co. KGaA	1,910,958	0.1
58,238		Fresenius SE & Co. KGaA	2,138,305	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
21,379		GEA Group AG	$876,273	0.0
8,384		Hannover Rueck SE	1,424,268	0.1
20,737		HeidelbergCement AG	1,175,259	0.1
23,017	(2)	HelloFresh SE	1,033,095	0.0
14,481		Henkel AG & Co. KGaA	955,819	0.0
181,581		Infineon Technologies AG	6,142,925	0.3
10,055		KION Group AG	662,700	0.0
10,108		Knorr-Bremse AG	774,853	0.0
11,406		LANXESS AG	500,705	0.0
10,150		LEG Immobilien SE	1,155,868	0.1
119,004		Mercedes-Benz Group AG	8,352,883	0.4
17,970		Merck KGaA	3,752,777	0.2
7,441		MTU Aero Engines AG	1,720,964	0.1
19,480		Muenchener Rueckversicherungs-Gesellschaft AG	5,207,805	0.2
8,047		Nemetschek SE	772,789	0.0
14,712		Puma SE	1,251,144	0.1
713		Rational AG	491,062	0.0
89,323		RWE AG	3,889,370	0.2
145,194		SAP SE	16,091,668	0.7
11,624	(4)	Scout24 SE	662,713	0.0
106,369		Siemens AG	14,728,711	0.6
55,692	(3)	Siemens Energy AG	1,267,041	0.1
39,211	(4)	Siemens Healthineers AG	2,429,950	0.1
18,463		Symrise AG	2,213,593	0.1
145,076		Telefonica Deutschland Holding AG	394,579	0.0
12,749		Uniper SE	329,362	0.0
13,517		United Internet AG	463,881	0.0
4,523		Volkswagen AG	1,117,276	0.1
102,583		Vonovia SE	4,781,462	0.2
30,978	(2),(4)	Zalando SE	1,568,554	0.1
			170,674,101	7.5

		Hong Kong: 2.6%
1,681,899		AIA Group Ltd.	17,562,197	0.8
278,600	(3)	Chow Tai Fook Jewellery Group Ltd.	503,182	0.0
278,699		CK Asset Holdings Ltd.	1,905,028	0.1
373,199		CK Hutchison Holdings Ltd.	2,728,984	0.1
92,402		CK Infrastructure Holdings Ltd.	617,692	0.0
228,365		CLP Holdings Ltd.	2,221,968	0.1
275,400	(2),(4)	ESR Cayman Ltd.	853,435	0.1
281,823		Hang Lung Properties Ltd.	568,036	0.0
106,336		Hang Seng Bank Ltd.	2,045,134	0.1
202,059	(3)	Henderson Land Development Co., Ltd.	838,752	0.0
358,500		HK Electric Investments & HK Electric Investments Ltd. - Stapled Security	350,111	0.0
527,867		HKT Trust & HKT Ltd. - Stapled Security	723,788	0.0
1,557,181	(3)	Hong Kong & China Gas	1,880,951	0.1
167,488		Hong Kong Exchanges and Clearing Ltd.	7,850,719	0.4
160,333		Hongkong Land Holdings Ltd. - HKHGF	783,371	0.0
30,004		Jardine Matheson Holdings Ltd.	1,650,220	0.1
290,732		Link REIT	2,475,942	0.1
29,117	(2)	Melco Resorts & Entertainment Ltd. ADR	222,454	0.0
215,644		MTR Corp.	1,161,301	0.1
210,273		New World Development Co. Ltd.	853,109	0.1
193,345		Power Assets Holdings Ltd.	1,260,039	0.1
464,626		Sino Land Co.	599,094	0.0
187,000		SITC International Holdings Co. Ltd.	653,884	0.0
181,471		Sun Hung Kai Properties Ltd.	2,159,048	0.1
69,620		Swire Pacific Ltd. - Class A	423,368	0.0
163,025		Swire Properties Ltd.	402,868	0.0
191,500		Techtronic Industries Co., Ltd.	3,068,112	0.1
1,162,000	(4)	WH Group Ltd.	729,684	0.0
232,361	(3)	Wharf Real Estate Investment Co. Ltd.	1,148,389	0.1
253,000	(3)	Xinyi Glass Holding Co. Ltd.	606,610	0.0
			58,847,470	2.6

		Ireland: 0.6%
46,558		CRH PLC	1,856,983	0.1
13,741		DCC PLC	1,064,018	0.0
23,176	(2)	Flutter Entertainment PLC	2,670,923	0.1
61,893		James Hardie Industries SE	1,856,676	0.1
22,130		Kerry Group PLC - KYG	2,475,074	0.1
21,428		Kingspan Group Plc	2,094,530	0.1
34,216		Smurfit Kappa PLC	1,519,793	0.1
			13,537,997	0.6

		Israel: 0.7%
5,914		Azrieli Group Ltd.	519,576	0.0
157,952		Bank Hapoalim BM	1,563,825	0.1
202,017		Bank Leumi Le-Israel BM	2,176,270	0.1
14,772	(2)	Check Point Software Technologies	2,042,377	0.1
5,540	(2)	CyberArk Software Ltd.	934,875	0.1
3,696		Elbit Systems Ltd.	808,322	0.0
3,941	(2),(3)	Fiverr International Ltd.	299,792	0.0
98,420		ICL Group Ltd.	1,169,976	0.1
6,692	(2)	Inmode Ltd.	247,002	0.0
162,205		Israel Discount Bank Ltd.	1,008,780	0.0
6,449	(2)	Kornit Digital Ltd.	533,268	0.0
19,587		Mizrahi Tefahot Bank Ltd.	764,913	0.0
8,777	(2)	Nice Ltd.	1,919,757	0.1
153,617	(2)	Teva Pharmaceutical Industries Ltd. ADR	1,442,463	0.1
7,807	(2)	Wix.com Ltd.	815,519	0.0
			16,246,715	0.7

		Italy: 1.9%
17,351	(3)	Amplifon S.p.A.	772,208	0.0
153,887	(3)	Assicurazioni Generali S.p.A.	3,519,747	0.2

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Italy: (continued)
69,044	(2)	Atlantia S.p.A	$1,435,609	0.1
72,841	(3)	Davide Campari-Milano NV	844,892	0.0
3,508		DiaSorin SpA	547,929	0.0
1,130,897		Enel S.p.A.	7,550,763	0.3
350,937		ENI S.p.A.	5,117,821	0.2
17,527		Ferrari NV	3,818,447	0.2
84,989		FinecoBank Banca Fineco SpA	1,289,297	0.1
46,831	(3),(4)	Infrastrutture Wireless Italiane SpA	524,241	0.0
2,296,444	(3)	Intesa Sanpaolo SpA	5,256,051	0.2
86,549		Mediobanca Banca di Credito Finanziario SpA	874,625	0.0
28,541		Moncler SpA	1,583,517	0.1
72,870	(2),(4)	Nexi SpA	840,904	0.0
72,802	(4)	Poste Italiane SpA	825,623	0.0
35,498		Prysmian SpA	1,204,674	0.1
14,571		Recordati Industria Chimica e Farmaceutica SpA	730,585	0.0
280,385		Snam SpA	1,616,863	0.1
1,388,501	(3)	Telecom Italia S.p.A. - TIT	509,760	0.0
195,635		Terna - Rete Elettrica Nazionale	1,679,982	0.1
294,055		UniCredit SpA	3,172,209	0.2
			43,715,747	1.9

		Japan: 21.7%
27,700		Advantest Corp.	2,162,646	0.1
90,880		Aeon Co., Ltd.	1,937,789	0.1
26,921		AGC, Inc.	1,075,639	0.1
20,511		Aisin Corp.	701,017	0.0
64,928		Ajinomoto Co., Inc.	1,842,837	0.1
22,289	(2)	ANA Holdings, Inc.	465,912	0.0
63,458		Asahi Group Holdings, Ltd.	2,311,171	0.1
30,200		Asahi Intecc Co. Ltd.	589,161	0.0
174,453		Asahi Kasei Corp.	1,508,938	0.1
258,920		Astellas Pharma, Inc.	4,045,598	0.2
17,200		Azbil Corp.	570,865	0.0
27,793		Bandai Namco Holdings, Inc.	2,107,529	0.1
10,800	(3)	Benefit One, Inc.	226,663	0.0
79,343		Bridgestone Corp.	3,079,761	0.1
32,886		Brother Industries Ltd.	598,046	0.0
139,093	(3)	Canon, Inc.	3,390,252	0.2
24,500		Capcom Co., Ltd.	593,986	0.0
20,028		Central Japan Railway Co.	2,611,519	0.1
73,866		Chiba Bank Ltd.	434,311	0.0
89,742		Chubu Electric Power Co., Inc.	928,815	0.1
93,418		Chugai Pharmaceutical Co., Ltd.	3,117,212	0.1
151,709		Concordia Financial Group Ltd.	564,609	0.0
2,700		Cosmos Pharmaceutical Corp.	327,237	0.0
56,400		CyberAgent, Inc.	697,928	0.0
30,974		Dai Nippon Printing Co., Ltd.	726,191	0.0
14,100		Daifuku Co., Ltd.	1,006,056	0.1
139,783		Dai-ichi Life Holdings, Inc.	2,840,501	0.1
243,679		Daiichi Sankyo Co., Ltd.	5,321,218	0.2
34,598		Daikin Industries Ltd.	6,283,133	0.3
9,081	(3)	Daito Trust Construction Co., Ltd.	963,898	0.1
78,754	(3)	Daiwa House Industry Co., Ltd.	2,053,013	0.1
306		Daiwa House REIT Investment Corp.	824,978	0.0
201,321	(3)	Daiwa Securities Group, Inc.	1,138,814	0.1
60,267		Denso Corp.	3,845,042	0.2
30,103		Dentsu Group, Inc.	1,230,200	0.1
4,000		Disco Corp.	1,118,550	0.1
42,033		East Japan Railway Co.	2,432,766	0.1
32,979		Eisai Co., Ltd.	1,527,871	0.1
426,664	(3)	ENEOS Holdings, Inc.	1,595,180	0.1
26,593		Fanuc Ltd.	4,667,335	0.2
8,142		Fast Retailing Co., Ltd.	4,174,055	0.2
17,623		Fuji Electric Co. Ltd.	878,345	0.0
50,060		Fuji Film Holdings Corp.	3,055,659	0.1
27,313		Fujitsu Ltd.	4,092,190	0.2
594		GLP J-Reit	902,584	0.0
5,900		GMO Payment Gateway, Inc.	601,069	0.0
32,600		Hakuhodo DY Holdings, Inc.	409,227	0.0
19,542		Hamamatsu Photonics KK	1,037,930	0.1
31,857		Hankyu Hanshin Holdings, Inc.	920,723	0.0
2,900		Hikari Tsushin, Inc.	329,690	0.0
38,832		Hino Motors Ltd.	227,005	0.0
4,464		Hirose Electric Co., Ltd.	647,077	0.0
14,510		Hitachi Construction Machinery Co., Ltd.	375,966	0.0
134,591		Hitachi Ltd.	6,735,499	0.3
29,910	(2)	Hitachi Metals Ltd.	500,402	0.0
226,642	(3)	Honda Motor Co., Ltd.	6,424,358	0.3
7,600		Hoshizaki Corp.	521,359	0.0
51,437		Hoya Corp.	5,861,652	0.3
52,864		Hulic Co. Ltd.	474,266	0.0
14,700		Ibiden Co., Ltd.	716,653	0.0
29,055	(3)	Idemitsu Kosan Co., Ltd.	800,916	0.0
19,891	(3)	Iida Group Holdings Co. Ltd.	342,940	0.0
142,616		Inpex Corp.	1,676,785	0.1
81,268		Isuzu Motors Ltd.	1,049,821	0.1
7,400		Ito En Ltd.	363,237	0.0
165,316	(3)	Itochu Corp.	5,591,972	0.3
13,000		Itochu Techno-Solutions Corp.	332,078	0.0
20,078	(2),(3)	Japan Airlines Co. Ltd.	374,320	0.0
71,014		Japan Exchange Group, Inc.	1,318,581	0.1
974		Japan Metropolitan Fund Invest	821,865	0.0
56,400	(3)	Japan Post Bank Co. Ltd.	452,936	0.0
340,500		Japan Post Holdings Co. Ltd.	2,500,716	0.1
27,800		Japan Post Insurance Co. Ltd.	484,142	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
173		Japan Real Estate Investment Corp.	$906,108	0.0
166,902		Japan Tobacco, Inc.	2,850,283	0.1
68,502	(3)	JFE Holdings, Inc.	958,631	0.1
28,335		JSR Corp.	834,407	0.0
62,654		Kajima Corp.	762,293	0.0
18,523		Kakaku.com, Inc.	413,670	0.0
98,062		Kansai Electric Power Co., Inc.	923,663	0.1
24,653		Kansai Paint Co., Ltd.	395,779	0.0
66,075		Kao Corp.	2,697,886	0.1
224,301		KDDI Corp.	7,354,077	0.3
14,368		Keio Corp.	560,072	0.0
17,998		Keisei Electric Railway Co., Ltd.	499,978	0.0
27,088		Keyence Corp.	12,560,776	0.6
20,234		Kikkoman Corp.	1,340,227	0.1
23,897		Kintetsu Group Holdings Co., Ltd.	684,050	0.0
114,356		Kirin Holdings Co., Ltd.	1,708,096	0.1
7,400		Kobayashi Pharmaceutical Co., Ltd.	592,910	0.0
19,100		Kobe Bussan Co. Ltd.	587,797	0.0
7,920	(3)	Koei Tecmo Holdings Co. Ltd.	259,719	0.0
14,500		Koito Manufacturing Co., Ltd.	586,809	0.0
121,783		Komatsu Ltd.	2,925,899	0.1
12,966	(3)	Konami Holdings Corp.	817,829	0.0
4,600		Kose Corp.	481,278	0.0
142,822		Kubota Corp.	2,677,093	0.1
13,748		Kurita Water Industries, Ltd.	507,450	0.0
44,594		Kyocera Corp.	2,495,455	0.1
37,614		Kyowa Kirin Co., Ltd.	875,049	0.0
10,500		Lasertec Corp.	1,746,823	0.1
6,764		Lawson, Inc.	258,925	0.0
30,300		Lion Corp.	337,698	0.0
37,092		Lixil Corp.	690,496	0.0
61,400		M3, Inc.	2,217,522	0.1
31,208		Makita Corp.	998,550	0.1
217,556	(3)	Marubeni Corp.	2,526,306	0.1
79,266		Mazda Motor Corp.	582,652	0.0
11,100		McDonald's Holdings Co. Japan Ltd.	461,602	0.0
25,600		Medipal Holdings Corp.	421,226	0.0
16,988		MEIJI Holdings Co., Ltd.	921,292	0.0
14,400	(2)	Mercari, Inc.	371,722	0.0
50,600		Minebea Mitsumi, Inc.	1,102,066	0.1
39,600		MISUMI Group, Inc.	1,178,925	0.1
178,448		Mitsubishi Chemical Holdings Corp.	1,186,810	0.1
175,593		Mitsubishi Corp.	6,589,434	0.3
253,761		Mitsubishi Electric Corp.	2,910,348	0.1
164,427		Mitsubishi Estate Co., Ltd.	2,448,394	0.1
21,339		Mitsubishi Gas Chemical Co., Inc.	361,227	0.0
91,976		Mitsubishi HC Capital, Inc.	427,368	0.0
44,619		Mitsubishi Heavy Industries Ltd.	1,464,670	0.1
1,662,106		Mitsubishi UFJ Financial Group, Inc.	10,273,710	0.5
216,901	(3)	Mitsui & Co., Ltd.	5,887,828	0.3
25,714		Mitsui Chemicals, Inc.	646,439	0.0
127,519		Mitsui Fudosan Co., Ltd.	2,729,203	0.1
47,700		Mitsui OSK Lines Ltd.	1,325,048	0.1
11,800		Miura Co., Ltd.	290,746	0.0
335,406		Mizuho Financial Group, Inc.	4,278,228	0.2
34,900		MonotaRO Co. Ltd.	749,036	0.0
61,954		MS&AD Insurance Group Holdings, Inc.	2,011,519	0.1
79,844		Murata Manufacturing Co., Ltd.	5,259,548	0.2
34,220		NEC Corp.	1,437,606	0.1
68,800		Nexon Co. Ltd.	1,645,952	0.1
35,269		NGK Insulators Ltd.	503,114	0.0
62,184		Nidec Corp.	4,911,484	0.2
42,200		Nihon M&A Center Holdings, Inc.	590,292	0.0
15,394		Nintendo Co., Ltd.	7,770,307	0.4
207		Nippon Building Fund, Inc.	1,174,274	0.1
10,722		NIPPON EXPRESS HOLDINGS INC	736,610	0.0
115,585		Nippon Paint Holdings Co., Ltd.	1,012,679	0.1
288		Nippon Prologis REIT, Inc.	840,918	0.0
21,125		Nippon Sanso Holdings Corp.	401,662	0.0
6,800		Nippon Shinyaku Co., Ltd.	462,333	0.0
118,880	(3)	Nippon Steel Corp.	2,097,596	0.1
166,196	(3)	Nippon Telegraph & Telephone Corp.	4,828,643	0.2
22,403	(3)	Nippon Yusen KK	1,959,690	0.1
16,900		Nissan Chemical Corp.	991,316	0.1
322,792	(2)	Nissan Motor Co., Ltd.	1,434,270	0.1
26,767		Nisshin Seifun Group, Inc.	373,435	0.0
8,817		Nissin Food Products Co., Ltd.	618,206	0.0
11,106		Nitori Co., Ltd.	1,397,277	0.1
19,742		Nitto Denko Corp.	1,415,266	0.1
427,126		Nomura Holdings, Inc.	1,796,392	0.1
16,045		Nomura Real Estate Holdings, Inc.	384,263	0.0
591		Nomura Real Estate Master Fund, Inc.	781,248	0.0
46,768		Nomura Research Institute Ltd.	1,525,913	0.1
87,920		NTT Data Corp.	1,727,828	0.1
90,515		Obayashi Corp.	664,356	0.0
9,700		Obic Co., Ltd.	1,452,836	0.1
41,127		Odakyu Electric Railway Co., Ltd.	681,669	0.0
113,126		Oji Holdings Corp.	561,239	0.0
153,528		Olympus Corp.	2,909,754	0.1
25,823		Omron Corp.	1,718,484	0.1
51,490		Ono Pharmaceutical Co., Ltd.	1,290,618	0.1
11,400		Open House Group Co. Ltd.	504,482	0.0
5,200		Oracle Corp. Japan	360,345	0.0
27,780		Oriental Land Co., Ltd.	5,317,241	0.2
169,863		ORIX Corp.	3,385,804	0.2
365		Orix JREIT, Inc.	494,988	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
52,265		Osaka Gas Co., Ltd.	$895,623	0.0
15,922		Otsuka Corp.	564,536	0.0
54,246		Otsuka Holdings Co. Ltd.	1,874,079	0.1
57,468		Pan Pacific International Holdings Corp.	919,518	0.0
307,031		Panasonic Corp.	2,981,910	0.1
24,700		Persol Holdings Co. Ltd.	553,436	0.0
12,400		Pola Orbis Holdings, Inc.	161,461	0.0
120,970	(3)	Rakuten Group, Inc.	951,154	0.1
188,700		Recruit Holdings Co. Ltd.	8,198,458	0.4
175,100	(2)	Renesas Electronics Corp.	2,028,878	0.1
287,113		Resona Holdings, Inc.	1,222,912	0.1
93,432	(3)	Ricoh Co., Ltd.	809,100	0.0
4,866		Rinnai Corp.	363,995	0.0
12,150		Rohm Co., Ltd.	943,326	0.1
35,200		Ryohin Keikaku Co., Ltd.	408,293	0.0
50,245		Santen Pharmaceutical Co., Ltd.	502,371	0.0
34,070	(3)	SBI Holdings, Inc.	859,615	0.0
21,100		SCSK Corp.	360,823	0.0
29,206	(3)	Secom Co., Ltd.	2,112,818	0.1
39,016	(3)	Seiko Epson Corp.	586,134	0.0
52,519		Sekisui Chemical Co., Ltd.	752,540	0.0
85,685		Sekisui House Ltd.	1,657,419	0.1
104,771		Seven & I Holdings Co., Ltd.	4,995,188	0.2
44,600		SG Holdings Co. Ltd.	839,852	0.0
28,900	(3)	Sharp Corp.	269,766	0.0
32,972		Shimadzu Corp.	1,134,056	0.1
10,255		Shimano, Inc.	2,348,481	0.1
76,892		Shimizu Corp.	461,441	0.0
49,289		Shin-Etsu Chemical Co., Ltd.	7,488,642	0.3
36,832		Shionogi & Co., Ltd.	2,263,082	0.1
55,662		Shiseido Co., Ltd.	2,811,403	0.1
62,181	(3)	Shizuoka Bank Ltd.	436,418	0.0
7,936		SMC Corp.	4,436,177	0.2
399,400		SoftBank Corp.	4,658,247	0.2
167,692		SoftBank Group Corp.	7,497,451	0.3
10,000		Sohgo Security Services Co., Ltd.	326,115	0.0
43,513		Sompo Holdings, Inc.	1,911,981	0.1
175,370		Sony Group Corp.	18,041,314	0.8
11,900		Square Enix Holdings Co., Ltd.	527,154	0.0
18,088	(3)	Stanley Electric Co., Ltd.	341,994	0.0
85,735		Subaru Corp.	1,361,728	0.1
46,400		Sumco Corp.	759,333	0.0
207,571	(3)	Sumitomo Chemical Co., Ltd.	950,430	0.1
156,555		Sumitomo Corp.	2,711,323	0.1
24,209		Sumitomo Dainippon Pharma Co. Ltd.	238,840	0.0
104,833		Sumitomo Electric Industries Ltd.	1,246,179	0.1
34,380		Sumitomo Metal Mining Co., Ltd.	1,741,815	0.1
181,551		Sumitomo Mitsui Financial Group, Inc.	5,734,903	0.3
46,985	(3)	Sumitomo Mitsui Trust Holdings, Inc.	1,529,110	0.1
43,096		Sumitomo Realty & Development Co., Ltd.	1,192,697	0.1
19,334		Suntory Beverage & Food Ltd.	736,919	0.0
51,244		Suzuki Motor Corp.	1,756,142	0.1
23,338		Sysmex Corp.	1,690,313	0.1
73,711		T&D Holdings, Inc.	1,000,847	0.1
26,561		Taisei Corp.	766,792	0.0
5,200	(3)	Taisho Pharmaceutical Holdings Co. Ltd.	241,392	0.0
220,022	(3)	Takeda Pharmaceutical Co., Ltd.	6,268,916	0.3
54,136		TDK Corp.	1,953,074	0.1
89,728		Terumo Corp.	2,715,036	0.1
29,700		TIS, Inc.	695,057	0.0
26,285		Tobu Railway Co., Ltd.	639,105	0.0
15,600		Toho Co., Ltd.	589,521	0.0
87,288	(3)	Tokio Marine Holdings, Inc.	5,079,573	0.2
5,000	(3)	Tokyo Century Corp.	183,305	0.0
212,766	(2)	Tokyo Electric Power Co., Inc.	702,338	0.0
20,765		Tokyo Electron Ltd.	10,664,098	0.5
52,272		Tokyo Gas Co., Ltd.	956,954	0.1
69,694		Tokyu Corp.	904,205	0.0
36,516		Toppan, Inc.	644,140	0.0
193,203		Toray Industries, Inc.	1,004,572	0.1
54,161		Toshiba Corp.	2,057,765	0.1
36,200		Tosoh Corp.	535,018	0.0
19,734		Toto Ltd.	792,529	0.0
12,388		Toyo Suisan Kaisha Ltd.	443,269	0.0
20,405		Toyota Industries Corp.	1,407,403	0.1
1,475,490	(3)	Toyota Motor Corp.	26,614,895	1.2
29,554		Toyota Tsusho Corp.	1,212,953	0.1
18,553		Trend Micro, Inc.	1,083,460	0.1
5,500		Tsuruha Holdings, Inc.	349,240	0.0
56,078		Unicharm Corp.	2,014,651	0.1
30,526		USS Co., Ltd.	512,948	0.0
12,700		Welcia Holdings Co. Ltd.	312,486	0.0
30,521		West Japan Railway Co.	1,264,663	0.1
17,885		Yakult Honsha Co., Ltd.	954,056	0.1
18,707		Yamaha Corp.	812,933	0.0
41,504		Yamaha Motor Co., Ltd.	930,258	0.1
40,601		Yamato Holdings Co., Ltd.	758,434	0.0
33,442		Yaskawa Electric Corp.	1,303,401	0.1
31,773		Yokogawa Electric Corp.	541,365	0.0
372,644		Z Holdings Corp.	1,610,974	0.1
17,400		ZOZO, Inc.	464,672	0.0
			494,666,431	21.7

		Luxembourg: 0.1%
18,610		Eurofins Scientific SE	1,840,963	0.1
65,803	(3)	Tenaris S.A.	988,437	0.0
			2,829,400	0.1

		Macau: 0.1%
303,159		Galaxy Entertainment Group Ltd.	1,793,908	0.1
338,402	(2)	Sands China Ltd.	805,052	0.0
			2,598,960	0.1

		Netherlands: 6.5%
58,945	(3),(4)	ABN AMRO Bank NV	752,722	0.0
2,758	(2),(4)	Adyen NV	5,462,786	0.2
249,056		Aegon NV	1,320,286	0.1
18,727	(2)	AerCap Holdings NV	941,594	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Netherlands: (continued)
81,975	(2)	Airbus SE	$9,891,852	0.4
26,064		Akzo Nobel NV	2,239,492	0.1
88,825		ArcelorMittal SA	2,845,446	0.1
6,374	(2),(3)	Argenx SE	1,994,252	0.1
6,512		ASM International NV	2,371,239	0.1
57,509		ASML Holding NV	38,428,976	1.7
11,940	(4)	Euronext NV	1,084,727	0.0
15,112		EXOR NV	1,148,816	0.0
16,055	(3)	Heineken Holding NV	1,257,165	0.1
36,041	(3)	Heineken NV	3,446,615	0.2
7,941		IMCD NV	1,354,682	0.1
542,839	(3)	ING Groep NV	5,667,777	0.2
13,989	(3)	JDE Peet's NV	401,277	0.0
25,125	(2),(3),(4)	Just Eat Takeaway.com NV	842,644	0.0
145,402	(3)	Koninklijke Ahold Delhaize NV	4,676,955	0.2
24,303		Koninklijke DSM NV	4,347,679	0.2
467,506	(3)	Koninklijke KPN NV	1,622,246	0.1
127,559	(3)	Koninklijke Philips NV	3,889,766	0.2
37,569		NN Group NV	1,903,961	0.1
129,748		Prosus NV	6,997,067	0.3
31,828	(2)	QIAGEN NV	1,561,806	0.1
16,663	(3)	Randstad NV	1,002,367	0.0
1,071,247		Shell PLC	29,361,422	1.3
166,622		Stellantis NV	2,697,530	0.1
116,501		Stellantis NV	1,891,136	0.1
100,856	(2)	Universal Music Group NV	2,692,277	0.1
36,501		Wolters Kluwer NV	3,891,262	0.2
			147,987,822	6.5

		New Zealand: 0.3%
174,431	(2)	Auckland International Airport Ltd.	943,779	0.1
80,348		Fisher & Paykel Healthcare Corp. Ltd.	1,348,252	0.1
92,060	(3)	Mercury NZ Ltd.	377,919	0.0
178,515		Meridian Energy Ltd.	621,956	0.0
57,440	(3)	Ryman Healthcare Ltd.	371,785	0.0
260,183		Spark New Zealand Ltd.	823,381	0.0
18,630	(2)	Xero Ltd.	1,411,927	0.1
			5,898,999	0.3

		Norway: 0.8%
40,521	(2)	Adevinta ASA	369,924	0.0
17,564	(3)	Aker BP ASA	655,117	0.0
129,342		DNB Bank ASA	2,924,285	0.1
135,889		Equinor ASA	5,073,642	0.2
27,870		Gjensidige Forsikring ASA	691,098	0.0
61,116		Mowi ASA	1,646,216	0.1
186,994		Norsk Hydro ASA	1,816,811	0.1
104,662		Orkla ASA	929,869	0.1
9,883		Schibsted ASA - Class A	243,591	0.0
13,157		Schibsted ASA - Class B	281,556	0.0
97,507		Telenor ASA	1,399,180	0.1
23,072		Yara International ASA	1,153,797	0.1
			17,185,086	0.8

		Poland: 0.0%
27,031	(2),(3)	InPost SA	171,508	0.0

		Portugal: 0.2%
385,984		EDP - Energias de Portugal SA	1,899,781	0.1
69,851	(3)	Galp Energia SGPS SA	883,109	0.0
39,461		Jeronimo Martins SGPS SA	946,672	0.1
			3,729,562	0.2

		Singapore: 1.4%
467,637		Ascendas Real Estate Investment Trust	1,007,677	0.1
677,040		CapitaLand Integrated Commercial Trust	1,120,055	0.1
367,696	(2)	Capitaland Investment Ltd./Singapore	1,077,377	0.1
55,181		City Developments Ltd.	318,986	0.0
251,820		DBS Group Holdings Ltd.	6,598,244	0.3
842,612		Genting Singapore Ltd.	503,619	0.0
150,928	(2),(3)	Grab Holdings Ltd.	528,248	0.0
203,004		Keppel Corp., Ltd.	957,214	0.1
291,700		Mapletree Commercial Trust	405,845	0.0
434,594		Mapletree Logistics Trust	590,580	0.0
470,822		Oversea-Chinese Banking Corp., Ltd.	4,271,230	0.2
44,492	(2)	Sea Ltd. ADR	5,329,697	0.2
186,700	(2)	Singapore Airlines Ltd.	752,435	0.0
111,951		Singapore Exchange Ltd.	820,427	0.0
217,606		Singapore Technologies Engineering Ltd.	659,139	0.0
1,148,150		Singapore Telecommunications Ltd.	2,229,420	0.1
164,056		United Overseas Bank Ltd.	3,838,582	0.2
62,800		UOL Group Ltd.	325,162	0.0
38,600		Venture Corp. Ltd.	497,440	0.0
267,676		Wilmar International Ltd.	927,022	0.0
			32,758,399	1.4

		Spain: 2.3%
33,068		ACS Actividades de Construccion y Servicios SA	891,500	0.0
10,428	(2),(4)	Aena SME SA	1,738,360	0.1
62,639	(2)	Amadeus IT Group SA	4,072,691	0.2
927,133		Banco Bilbao Vizcaya Argentaria SA	5,293,893	0.2
2,411,121		Banco Santander SA	8,197,686	0.4
616,434	(3)	CaixaBank SA	2,090,883	0.1
70,843	(4)	Cellnex Telecom SA	3,409,295	0.2
40,156		EDP Renovaveis S.A.	1,032,446	0.1
34,683		Enagas	770,185	0.0
44,261		Endesa S.A.	965,056	0.0
67,446	(3)	Ferrovial SA - FERE	1,793,727	0.1
41,567	(3)	Grifols SA	754,473	0.0
809,930		Iberdrola S.A. - IBEE	8,852,567	0.4
151,674		Industria de Diseno Textil SA	3,307,267	0.1
27,023	(3)	Naturgy Energy Group SA	809,599	0.0
60,319	(3)	Red Electrica Corp. SA	1,238,418	0.1
201,757		Repsol SA	2,642,870	0.1
33,221	(2),(3)	Siemens Gamesa Renewable Energy SA	582,674	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares		Value		Percentage of Net Assets
COMMON STOCK: (continued)
		Spain: (continued)
732,683	(3)	Telefonica S.A.	$3,550,790	0.2
		51,994,380		2.3

		Sweden: 3.3%
43,838		Alfa Laval AB	1,507,916	0.1
139,364		Assa Abloy AB	3,746,046	0.2
93,371		Atlas Copco AB - A Shares	4,846,513	0.2
54,258		Atlas Copco AB - B Shares	2,460,575	0.1
38,030		Boliden AB	1,918,432	0.1
31,430	(3)	Electrolux AB	475,615	0.0
77,957	(2),(3)	Embracer Group AB	650,719	0.0
91,632		Epiroc AB-A	1,959,904	0.1
54,343		Epiroc AB-B	981,132	0.0
41,231	(3)	EQT AB	1,607,939	0.1
84,644	(3)	Essity AB	1,997,516	0.1
23,928	(4)	Evolution AB	2,434,299	0.1
14,654	(2)	Fastighets AB Balder	964,821	0.0
31,874		Getinge AB	1,269,827	0.1
101,549	(3)	H & M Hennes & Mauritz AB	1,363,564	0.1
270,639		Hexagon AB	3,791,869	0.2
58,307		Husqvarna AB - B Shares	608,243	0.0
18,131		Industrivarden AB-Class A	514,211	0.0
22,253		Industrivarden AB-Class C	620,278	0.0
20,631		Investment AB Latour	654,975	0.0
69,342		Investor AB-A SHS	1,613,504	0.1
253,330		Investor AB-B SHS	5,504,415	0.2
33,744	(2),(3)	Kinnevik AB	879,911	0.0
32,484		Lifco AB	824,626	0.0
10,591		Lundbergforetagen AB	537,519	0.0
27,890	(3)	Lundin Energy AB	1,170,658	0.1
198,326		Nibe Industrier AB	2,198,356	0.1
22,442		Sagax AB	681,002	0.0
156,974		Sandvik AB	3,334,573	0.1
43,634		Securitas AB	492,249	0.0
72,784	(2),(3),(4)	Sinch AB	493,655	0.0
226,297		Skandinaviska Enskilda Banken AB	2,446,463	0.1
47,406	(3)	Skanska AB	1,060,576	0.1
53,263	(3)	SKF AB - B Shares	868,504	0.0
84,427	(3)	Svenska Cellulosa AB SCA	1,639,377	0.1
202,808		Svenska Handelsbanken AB	1,864,909	0.1
125,919	(3)	Swedbank AB	1,880,681	0.1
219,690		Swedish Match AB	1,652,076	0.1
69,792		Tele2 AB	1,054,962	0.1
405,840	(3)	Telefonaktiebolaget LM Ericsson	3,699,452	0.2
370,428	(3)	Telia Co. AB	1,485,310	0.1
27,904		Volvo AB	534,483	0.0
198,780	(3)	Volvo AB - B Shares	3,708,310	0.2
		73,999,965		3.3

		Switzerland: 10.8%
228,383	(3)	ABB Ltd.	7,408,909	0.3
22,221		Adecco Group AG	1,007,979	0.0
69,481		Alcon, Inc.	5,504,697	0.2
864		Bachem Holding AG	475,496	0.0
6,368		Baloise Holding AG	1,137,304	0.1
497		Barry Callebaut AG	1,165,193	0.1
148		Chocoladefabriken Lindt & Spruengli AG - Participation Certificate	1,761,484	0.1
15		Chocoladefabriken Lindt & Spruengli AG - Registered	1,814,376	0.1
72,581		Cie Financiere Richemont SA	9,199,996	0.4
30,066	(3)	Clariant AG	521,736	0.0
27,977		Coca-Cola HBC AG	583,484	0.0
368,572		Credit Suisse Group AG	2,901,441	0.1
978		EMS-Chemie Holding AG	950,425	0.0
4,988		Geberit AG - Reg	3,074,886	0.1
1,284	(3)	Givaudan	5,306,690	0.2
1,378,854		Glencore PLC	8,971,776	0.4
72,795		Holcim Ltd.	3,540,514	0.2
30,760		Julius Baer Group Ltd.	1,780,835	0.1
7,556		Kuehne & Nagel International AG	2,145,369	0.1
24,070	(3)	Logitech International SA	1,789,174	0.1
10,354		Lonza Group AG	7,502,549	0.3
391,666		Nestle SA	50,923,890	2.2
304,644		Novartis AG	26,745,170	1.2
3,156		Partners Group	3,907,767	0.2
4,449		Roche Holding AG-BR	1,945,775	0.1
97,751		Roche Holding AG-GENUSSCHEIN	38,676,343	1.7
5,674		Schindler Holding AG - Part Cert	1,215,769	0.1
2,804		Schindler Holding AG - Reg	597,498	0.0
834		SGS SA	2,318,640	0.1
19,729		Sika AG	6,527,416	0.3
7,466		Sonova Holding AG - Reg	3,118,835	0.1
94,956		STMicroelectronics NV-STM1	4,127,189	0.2
1,439		Straumann Holding AG	2,297,633	0.1
4,032		Swatch Group AG - BR	1,143,169	0.1
7,332		Swatch Group AG - Reg	398,980	0.0
4,384	(3)	Swiss Life Holding AG	2,809,293	0.1
10,586		Swiss Prime Site AG	1,044,042	0.0
41,939	(3)	Swiss Re Ltd.	3,992,339	0.2
3,601	(3)	Swisscom AG	2,163,504	0.1
9,360		Temenos AG	900,336	0.0
489,062		UBS Group AG	9,556,911	0.4
3,762	(4)	VAT Group AG	1,432,341	0.1
6,779	(2),(3)	Vifor Pharma AG	1,208,636	0.1
20,921		Zurich Insurance Group AG	10,332,881	0.5
		245,928,670		10.8

		United Arab Emirates: –%
19,351	(1)	NMC Health PLC	–	–

		United Kingdom: 13.4%
135,319		3i Group PLC	2,446,881	0.1
303,883		Abrdn PLC	850,900	0.0
26,903		Admiral Group Plc	902,184	0.0
177,879		Anglo American PLC	9,242,990	0.4
54,951	(3)	Antofagasta PLC	1,194,023	0.1
62,034		Ashtead Group PLC	3,905,923	0.2

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
49,644		Associated British Foods PLC	$1,078,421	0.0
215,400		AstraZeneca PLC	28,564,767	1.3
132,193	(4)	Auto Trader Group PLC	1,091,288	0.1
16,788	(3)	AVEVA Group PLC	536,218	0.0
527,002		Aviva PLC	3,118,216	0.1
441,083		BAE Systems PLC	4,142,399	0.2
2,329,985		Barclays PLC	4,516,609	0.2
142,042		Barratt Developments PLC	966,992	0.0
15,661		Berkeley Group Holdings PLC	763,887	0.0
2,745,471		BP PLC	13,459,307	0.6
303,106		British American Tobacco PLC	12,729,572	0.6
122,683		British Land Co. PLC	849,438	0.0
1,241,282		BT Group PLC	2,959,593	0.1
46,910		Bunzl PLC	1,819,216	0.1
56,419		Burberry Group PLC	1,231,605	0.1
142,284		CNH Industrial NV	2,241,097	0.1
23,965		Coca-Cola Europacific Partners PLC	1,177,056	0.1
4,622		Coca-Cola European Partners PLC - USD	224,675	0.0
248,060		Compass Group PLC	5,338,259	0.2
60,857		CRH PLC - London	2,430,723	0.1
19,399		Croda International PLC	1,995,603	0.1
324,126		Diageo PLC	16,441,107	0.7
81,602	(2)	Entain PLC	1,747,994	0.1
128,313		Experian PLC	4,943,324	0.2
30,738		Ferguson PLC	4,164,369	0.2
699,638		GlaxoSmithKline PLC	15,137,991	0.7
52,788		Halma PLC	1,727,066	0.1
49,572		Hargreaves Lansdown PLC	653,398	0.0
24,192		Hikma Pharmaceuticals PLC	652,650	0.0
2,829,256		HSBC Holdings PLC	19,325,364	0.9
131,593		Imperial Brands PLC	2,771,965	0.1
209,000	(2)	Informa PLC	1,637,514	0.1
25,475		InterContinental Hotels Group PLC	1,722,987	0.1
22,441		Intertek Group PLC	1,530,871	0.1
243,684		J Sainsbury Plc	806,540	0.0
359,392		JD Sports Fashion PLC	692,516	0.0
26,969	(3)	Johnson Matthey PLC	659,571	0.0
290,229		Kingfisher PLC	968,679	0.0
98,158		Land Securities Group PLC	1,007,080	0.0
830,116		Legal & General Group PLC	2,943,078	0.1
9,872,861		Lloyds Banking Group Plc	6,012,233	0.3
45,753		London Stock Exchange Group PLC	4,771,137	0.2
362,296		M&G PLC	1,043,892	0.0
609,296		Melrose Industries PLC	988,361	0.0
67,514		Mondi PLC	1,312,323	0.1
502,936		National Grid PLC	7,729,207	0.3
786,331		Natwest Group PLC	2,220,859	0.1
18,486		Next PLC	1,453,931	0.1
68,005	(2),(3)	Ocado Group PLC	1,038,408	0.0
105,430		Pearson PLC	1,033,741	0.0
44,466		Persimmon PLC	1,246,884	0.1
97,493		Phoenix Group Holdings PLC	781,101	0.0
381,873		Prudential PLC	5,637,679	0.2
99,321		Reckitt Benckiser Group PLC	7,576,776	0.3
268,999		Relx PLC (GBP Exchange)	8,370,621	0.4
258,530	(3)	Rentokil Initial Plc	1,780,873	0.1
156,177		Rio Tinto PLC	12,485,778	0.6
1,163,468	(2)	Rolls-Royce Holdings PLC	1,529,953	0.1
142,243		Sage Group PLC/The	1,303,325	0.1
17,323		Schroders PLC	729,460	0.0
167,255		Segro PLC	2,940,176	0.1
34,867		Severn Trent PLC	1,405,285	0.1
122,261		Smith & Nephew PLC	1,944,540	0.1
55,020		Smiths Group PLC	1,042,404	0.0
10,257		Spirax-Sarco Engineering PLC	1,676,817	0.1
148,179		SSE PLC	3,385,738	0.2
75,218		St. James's Place PLC	1,418,111	0.1
363,914		Standard Chartered PLC	2,415,658	0.1
508,147		Taylor Wimpey PLC	865,330	0.0
1,068,922		Tesco PLC	3,869,814	0.2
217,970		Unilever PLC	9,851,473	0.4
139,120		Unilever PLC - ULVRL	6,316,418	0.3
95,021		United Utilities Group PLC	1,399,229	0.1
3,794,066		Vodafone Group PLC	6,221,438	0.3
28,147	(2)	Whitbread PLC	1,048,012	0.0
162,359		WPP PLC	2,124,964	0.1
			306,283,855	13.4

	Total Common Stock
	(Cost $1,601,544,175)		2,211,911,645	97.0

PREFERRED STOCK: 0.4%
		Germany: 0.4%
8,039		Bayerische Motoren Werke AG	622,689	0.0
9,477		Fuchs Petrolub SE	343,841	0.0
24,773		Henkel AG & Co. KGaA	1,658,109	0.1
21,291		Porsche AG	2,048,078	0.1
3,644		Sartorius AG	1,608,266	0.0
25,805		Volkswagen AG	4,434,647	0.2

	Total Preferred Stock (Cost $8,968,292)		10,715,630	0.4

RIGHTS: 0.0%
		France: 0.0%
66,006	(2),(3)	Electricite de France SA	24,827	0.0

	Total Rights
	(Cost $–)		24,827	0.0

	Total Long-Term Investments
	(Cost $1,610,512,467)		2,222,652,102	97.4

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 10.3%
		Commercial Paper: 0.2%
5,479,000	(5)	Exxon Mobile Corporation, 0.290%, 04/01/2022
		(Cost $5,478,956)	$5,478,956	0.2

		Repurchase Agreements: 5.3%
2,885,286	(5)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 03/31/22, 0.28%, due 04/01/22 (Repurchase Amount $2,885,308, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.750%, Market Value plus accrued interest $2,942,992, due 06/01/24-02/20/72)	2,885,286	0.1
3,227,378	(5)	Bethesda Securities LLC, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $3,227,407, collateralized by various U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $3,324,199, due 04/01/23-03/01/52)	3,227,378	0.1
26,165,929	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/22, 0.29%, due 04/01/22 (Repurchase Amount $26,166,137, collateralized by various U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $26,689,248, due 04/25/22-12/20/71)	26,165,929	1.2
6,687,766	(5)	CF Secured LLC, Repurchase Agreement dated 03/31/22, 0.29%, due 04/01/22 (Repurchase Amount $6,687,819, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $6,821,522, due 04/05/22-03/01/52)	6,687,766	0.3
13,238,386	(5)	Citadel Securities LLC, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $13,238,506, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $13,503,313, due 04/19/22-02/15/52)	13,238,386	0.6
33,594,127	(5)	Daiwa Capital Markets, Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $33,594,403, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $34,266,010, due 04/05/22-04/01/52)	33,594,127	1.5
5,820,970	(5)	Industrial & Comm. Bank of China, Repurchase Agreement dated 03/31/22, 0.28%, due 04/01/22 (Repurchase Amount $5,821,015, collateralized by various U.S. Government Securities, 0.000%-2.250%, Market Value plus accrued interest $5,937,390, due 03/23/23-02/28/27)	5,820,970	0.3
7,893,193	(5)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $7,893,264, collateralized by various U.S. Government Agency Obligations, 0.550%-8.250%, Market Value plus accrued interest $8,051,131, due 05/01/22-02/20/72)	7,893,193	0.3

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)

16,707,704	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $16,707,855, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $17,041,869, due 01/15/25-02/15/51)	$16,707,704	0.7
4,266,370	(5)	Stonex Financial Inc., Repurchase Agreement dated 03/31/22, 0.35%, due 04/01/22 (Repurchase Amount $4,266,411, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $4,479,689, due 04/15/22-02/20/72)	4,266,370	0.2

	Total Repurchase Agreements
	(Cost $120,487,109)		120,487,109	5.3

		Certificates of Deposit: 0.2%
3,870,000	(5)	Sumitomo Mitsui Trust Bank Ltd., 0.300%, 04/01/2022
		(Cost $3,870,000)	3,870,000	0.2

		Time Deposits: 2.6%
5,620,000	(5)	ANZ Bank, 0.310%, 04/01/2022	5,620,000	0.3
5,600,000	(5)	Barclays Bank PLC, 0.340%, 04/01/2022	5,600,000	0.3
5,280,000	(5)	BNP Paribas, 0.310%, 04/01/2022	5,280,000	0.2
5,240,000	(5)	CIBC, 0.300%, 04/01/2022	5,240,000	0.2
5,550,000	(5)	Cooperatieve Rabobank U.A./New York, 0.300%, 04/01/2022	5,550,000	0.3
4,960,000	(5)	Credit Agricole, 0.310%, 04/01/2022	4,960,000	0.2
3,960,000	(5)	Landesbank Baden-Wurttemberg, 0.330%, 04/01/2022	3,960,000	0.2
5,570,000	(5)	Mizuho Bank Ltd., 0.320%, 04/01/2022	5,570,000	0.3
5,440,000	(5)	Royal Bank of Canada, 0.300%, 04/01/2022	5,440,000	0.2
5,510,000	(5)	Skandinaviska Enskilda Banken AB, 0.300%, 04/01/2022	5,510,000	0.2
5,500,000	(5)	Svenska Handelsbanken AB, 0.270%, 04/01/2022	5,500,000	0.2
	Total Time Deposits
	(Cost $58,230,000)		58,230,000	2.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.0%
36,595,000	(5),(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%	36,595,000	1.6
4,287,000	(5),(6)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.250%	4,287,000	0.2
4,985,000	(5),(6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.230%	4,985,000	0.2
	Total Mutual Funds
		(Cost $45,867,000)	45,867,000	2.0

	Total Short-Term Investments
	(Cost $233,933,065)		233,933,065	10.3

	Total Investments in Securities (Cost $1,844,445,532)		$2,456,585,167	107.7
	Liabilities in Excess of Other Assets		(175,810,034)	(7.7)
	Net Assets		$2,280,775,133	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(2)	Non-income producing security.
(3)	Security, or a portion of the security, is on loan.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2022.

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	17.3%
Industrials	15.0
Health Care	12.7
Consumer Discretionary	11.2
Consumer Staples	10.0
Information Technology	8.4%
Materials	8.0
Communication Services	4.7
Energy	4.0
Utilities	3.3
Real Estate	2.8
Short-Term Investments	10.3
Liabilities in Excess of Other Assets	(7.7)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$11,040,411	$167,261,972	$–	$178,302,383
Austria	–	4,500,182	–	4,500,182
Belgium	–	18,945,117	–	18,945,117
China	224,045	2,569,132	–	2,793,177
Denmark	–	59,471,861	–	59,471,861
Finland	–	25,921,751	–	25,921,751
France	3,284,794	229,637,313	–	232,922,107
Germany	–	170,674,101	–	170,674,101
Hong Kong	3,482,824	55,364,646	–	58,847,470
Ireland	2,475,074	11,062,923	–	13,537,997
Israel	6,315,296	9,931,419	–	16,246,715
Italy	–	43,715,747	–	43,715,747
Japan	–	494,666,431	–	494,666,431
Luxembourg	–	2,829,400	–	2,829,400
Macau	–	2,598,960	–	2,598,960
Netherlands	1,342,871	146,644,951	–	147,987,822
New Zealand	–	5,898,999	–	5,898,999
Norway	281,556	16,903,530	–	17,185,086
Poland	–	171,508	–	171,508
Portugal	–	3,729,562	–	3,729,562
Singapore	5,857,945	26,900,454	–	32,758,399
Spain	–	51,994,380	–	51,994,380
Sweden	–	73,999,965	–	73,999,965
Switzerland	1,208,636	244,720,034	–	245,928,670
United Arab Emirates	–	–	–	–
United Kingdom	224,675	306,059,180	–	306,283,855
Total Common Stock	35,738,127	2,176,173,518	–	2,211,911,645
Preferred Stock	–	10,715,630	–	10,715,630
Rights	24,827	–	–	24,827
Short-Term Investments	45,867,000	188,066,065	–	233,933,065
Total Investments, at fair value	$81,629,954	$2,374,955,213	$–	$2,456,585,167
Other Financial Instruments+
Futures	1,273,862	–	–	1,273,862
Total Assets	$82,903,816	$2,374,955,213	$–	$2,457,859,029

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

At March 31, 2022, the following futures contracts were outstanding for Voya International Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI EAFE Index	525	06/17/22	$56,290,500	$1,273,862
			$56,290,500	$1,273,862

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,909,657,970.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$674,874,893
Gross Unrealized Depreciation	(118,864,214)
Net Unrealized Appreciation	$556,010,679